Net Loss Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Net Loss Per Common Share [Abstract]
Net Loss Per Common Share
14. Net Income (Loss) Per Common Share

Basic income (loss) per common share is determined using the two-class method and is computed by dividing net income (loss) attributable to Snap Interactive Inc. common stockholders by the weighted-average number of common shares outstanding during the period.  The two-class method is an earnings allocation formula that determines income (loss) per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings.  Diluted income (loss) per common share reflects the more dilutive earnings per share amount calculated using the treasury stock method or the two-class method.

The following table provides a reconciliation of basic and diluted net income (loss) per common share attributable to Snap Interactive, Inc. common stockholders for the periods presented:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Net income (loss) attributable to Snap Interactive, Inc. stockholders	$(1,718,747)	$302,306	$(3,346,231)	$(3,727,553)
Net income (loss) allocated to participating securities	-	35,591	-	-
Net income (loss) attributable to Snap Interactive, Inc. common stockholders – basic	$(1,718,747)	$266,715	$(3,346,231)	$(3,727,553)
Average number of common shares outstanding – basic	38,932,826	38,593,304	38,924,767	38,584,641
Dilutive effect of equity awards	-	1,091,830	-	-
Average number of common shares outstanding – diluted	38,932,826	39,685,134	38,924,767	38,584,641

Net income (loss) per common share attributable to Snap Interactive, Inc. common stockholders:
Basic	$(0.04)	$0.01	$(0.09)	$(0.10)
Diluted	$(0.04)	$0.01	$(0.09)	$(0.10)

The following outstanding options, unvested restricted stock awards and warrants were excluded from the computation of diluted net income per share for the periods presented as their effect would have been anti-dilutive:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012

Options to purchase common stock	4,493,065	1,889,839	4,493,065	4,670,705
Unvested restricted stock awards	10,805,000	2,545,773	10,805,000	5,150,000
Common stock warrants	2,342,500	2,342,500	2,342,500	2,342,500

13. Net Loss Per Common Share

Basic net loss per common share is computed based upon the weighted average common shares outstanding as defined by ASC No. 260, Earnings Per Share.  Diluted net loss per common share includes the dilutive effects of stock options, warrants and stock equivalents.  To the extent stock options, stock equivalents and warrants are antidilutive, they are excluded from the calculation of diluted net loss per share.  For the year ended December 31, 2013, 6,472,290 shares issuable upon the exercise of stock options and warrants were not included in the computation of diluted net loss per share because their inclusion would be antidilutive.  For the year ended December 31, 2012, 6,867,705 shares issuable upon the exercise of stock options and warrants were not included in the computation of diluted net loss per share because their inclusion would be antidilutive.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net loss per common share:

	Year Ended
	December 31,
	2013	2012
Numerator:
Net loss	$(4,006,013)	$(4,030,641)
Denominator:
Basic shares:
Weighted-average common shares outstanding	38,937,210	38,611,758
Diluted shares:
Weighted-average shares used to compute basic net loss per share	38,937,210	38,611,758
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted-average shares used to compute diluted net loss per share	38,937,210	38,611,758

Net loss per share:
Basic	$(0.10)

$
(0.10
)
   Diluted

$
(0.10
)

$
(0.10
)